Operating Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Operating Segments [Abstract]
Summary of segmental information
	Three Months Ended September 30,
	2014	2013
Contract/Grant Revenue
Vaccines/BioDefense	$2,729,854	$264,920
BioTherapeutics	57,855	47,571
Total	$2,787,709	$312,491

Income (Loss) from Operations
Vaccines/BioDefense	$545,728	$(419,929)
BioTherapeutics	(4,855,765)	(1,080,436)
Corporate	(831,341)	(360,297)
Total	$(5,141,378)	$(1,860,662)

Amortization and Depreciation Expense
Vaccines/BioDefense	$9,922	$28,316
BioTherapeutics	49,985	29,233
Corporate	1,561	551
Total	$61,468	$58,100

Other Income /(Expense), Net
Corporate	$791,823	$(4,699,194)

Stock-Based Compensation
Vaccines/BioDefense	$17,224	$39,493
BioTherapeutics	33,118	158,142
Corporate	110,653	209,256
Total	$160,995	$406,891

	Nine Months Ended September 30,
	2014	2013
Revenues, Principally from Grants
Vaccines/BioDefense	$4,928,284	$1,683,265
BioTherapeutics	188,270	161,858
Total	$5,116,554	$1,845,123

Income (Loss) from Operations
Vaccines/BioDefense	$949,032	$(1,983,396)
BioTherapeutics	(6,541,832)	(2,068,703)
Corporate	(2,834,318)	(1,652,344)
Total	$(8,427,118)	$(5,704,443)

Amortization and Depreciation Expense
Vaccines/BioDefense	$29,666	$83,951
BioTherapeutics	148,995	86,303
Corporate	5,299	1,412
Total	$183,960	$171,666

Other Income /(Expense), Net
Corporate	$(202,662)	$(5,347,984)

Stock-Based Compensation
Vaccines/BioDefense	$38,124	$61,742
BioTherapeutics	142,374	205,083
Corporate	278,416	304,346
Total	$458,914	$571,171

	As of September 30, 2014	As of December 31, 2013

Identifiable Assets
Vaccines/BioDefense	$1,566,050	$1,870,414
BioTherapeutics	265,939	386,721
Corporate	4,440,953	6,008,320
Total	$6,272,942	$8,265,455

	For the Year Ended December 31,
	2013	2012
Revenues
Vaccines/BioDefense	$3,003,822	$2,919,677
BioTherapeutics	220,330	224,943
Total	$3,224,152	$3,144,620

Loss from Operations
Vaccines/BioDefense	$(1,666,130)	$(33,636)
BioTherapeutics	(3,069,998)	(2,203,721)
Corporate	(2,420,414)	(2,453,311)
Total	$(7,156,542)	$(4,690,668)

Amortization and Depreciation Expense
Vaccines/BioDefense	$37,981	$38,589
BioTherapeutics	190,033	190,003
Corporate	2,057	2,038
Total	$230,071	$230,630

Interest Income
Corporate	$1,960	$6,202

Stock-Based Compensation
Vaccines/BioDefense	$80,432	$44,484
BioTherapeutics	250,431	84,020
Corporate	472,197	333,666
Total	$803,060	$462,170

	As of December 31,
	2013	2012

Identifiable Assets
Vaccines/BioDefense	$1,870,414	$628,494
BioTherapeutics	386,721	566,111
Corporate	6,008,320	3,510,499
Total	$8,265,455	$4,705,104